Stock Options and Nonvested Shares - Schedule of Information with Respect to Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2004 Stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Number outstanding	11,137,700	13,160,200	13,202,200	13,677,960
Options outstanding, Weighted average remaining contractual life	2 years 11 months 26 days
Options outstanding, Weighted average exercise price	$ 0.21	$ 0.43	$ 0.43	$ 0.46
Option exercisable, Number exercisable	11,137,700	13,160,200	13,202,200
Option exercisable, Weighted average exercise price	$ 0.21	$ 0.43	$ 0.43
2004 Stock incentive plan | $0.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.25
Options outstanding, Number outstanding	11,137,700
Option exercisable, Number exercisable	11,137,700
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Number outstanding	3,115,000	3,475,000	3,675,000	3,755,000
Options outstanding, Weighted average remaining contractual life	4 years 10 months 17 days
Options outstanding, Weighted average exercise price	$ 0.41	$ 0.46	$ 0.48	$ 0.49
Option exercisable, Number exercisable	2,234,600	2,529,000	1,877,000
Option exercisable, Weighted average exercise price	$ 0.43	$ 0.49	$ 0.59
2014 Stock Incentive Plan | $0.878 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.878
Options outstanding, Number outstanding	575,000
Option exercisable, Number exercisable	575,000
2014 Stock Incentive Plan | $0.920 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.920
Options outstanding, Number outstanding	40,000
Option exercisable, Number exercisable	40,000
2014 Stock Incentive Plan | $0.302 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.302
Options outstanding, Number outstanding	780,000
Option exercisable, Number exercisable	592,800
2014 Stock Incentive Plan | $0.348 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.348
Options outstanding, Number outstanding	1,310,000
Option exercisable, Number exercisable	890,800
2014 Stock Incentive Plan | $0.348 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.348
Options outstanding, Number outstanding	200,000
Option exercisable, Number exercisable	136,000
2014 Stock Incentive Plan | $0.434 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.434
Options outstanding, Number outstanding	210,000